Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Carrying amount of financial assets		€ 5,450,851	€ 6,322,439
Carrying amount of financial liabilities		17,069,499	10,820,232
Transfers of fair value into from level 2 to level 3	€ 186,427
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		11,327,063	9,772,903
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		100,439	191,189
Not classified
Financial instruments
Carrying amount of financial liabilities		5,641,997	856,140
Accounts payable
Financial instruments
Carrying amount of financial liabilities		716,526	641,271
Accounts payable | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		716,526	641,271
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities		118,663	153,781
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		118,663	153,781
Short-term debt and short-term debt from related parties
Financial instruments
Carrying amount of financial liabilities		1,171,853	1,394,194
Short-term debt and short-term debt from related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,171,853	1,394,194
Long-term debts
Financial instruments
Carrying amount of financial liabilities		7,905,557
Long-term debts | Level 1
Financial instruments
Fair value of financial liabilities		5,555,475
Long-term debts | Level 2
Financial instruments
Fair value of financial liabilities		2,537,932
Long-term debts | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		7,905,557
Long-term lease liabilities and long-term lease liabilities from related parties
Financial instruments
Carrying amount of financial liabilities		4,705,038
Long-term lease liabilities and long-term lease liabilities from related parties | Not classified
Financial instruments
Carrying amount of financial liabilities		4,705,038
Long-term debt and capital lease obligations
Financial instruments
Carrying amount of financial liabilities			6,152,034
Long-term debt and capital lease obligations | Level 1
Financial instruments
Fair value of financial liabilities			4,227,684
Long-term debt and capital lease obligations | Level 2
Financial instruments
Fair value of financial liabilities			2,022,057
Long-term debt and capital lease obligations | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities			6,115,890
Long-term debt and capital lease obligations | Not classified
Financial instruments
Carrying amount of financial liabilities			36,144
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities		2,451,862	2,478,952
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,414,464	1,467,767
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		100,439	191,189
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		936,959	819,996
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities		2,534	1,125
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		2,534	1,125
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities		2,534	1,125
Derivatives not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities		10,762	18,911
Derivatives not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		10,762	18,911
Derivatives not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		10,762	18,911
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities		89,677	172,278
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities		89,677	172,278
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		89,677	172,278
Noncontrolling interests subject to put provisions
Financial instruments
Carrying amount of financial liabilities		934,425	818,871
Noncontrolling interests subject to put provisions | Level 3
Financial instruments
Fair value of financial liabilities		934,425	818,871
Noncontrolling interests subject to put provisions | Not classified
Financial instruments
Carrying amount of financial liabilities		934,425	818,871
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities		1,414,464	1,467,767
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,414,464	1,467,767
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		4,413,130	4,357,643
FVPL - Assets
Financial instruments
Carrying amount of financial assets		535,684	1,521,532
FVOCI - Assets
Financial instruments
Carrying amount of financial assets		312,808	285,199
Not classified
Financial instruments
Carrying amount of financial assets		189,229	158,065
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets		1,007,723	2,145,632
Cash and cash equivalents | Level 2
Financial instruments
Fair value of financial assets		239,017	1,313,747
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		768,706	831,885
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets		239,017	1,313,747
Trade accounts and other receivables
Financial instruments
Carrying amount of financial assets		3,421,346	3,231,500
Trade accounts and other receivables | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		3,343,873	3,182,052
Trade accounts and other receivables | Not classified
Financial instruments
Carrying amount of financial assets		77,473	49,448
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets		159,196	198,868
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		159,196	198,868
Other current and non-current assets
Financial instruments
Carrying amount of financial assets		862,586	746,439
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		141,355	144,838
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets		296,667	207,785
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		312,808	285,199
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets		111,756	108,617
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets		107	1,492
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets		107	1,492
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets		107	1,492
Derivatives not designated as hedging instruments
Financial instruments
Carrying amount of financial assets		2,406	18,222
Derivatives not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets		2,406	18,222
Derivatives not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		2,406	18,222
Equity investments
Financial instruments
Carrying amount of financial assets		237,248	140,727
Equity investments | Level 1
Financial instruments
Fair value of financial assets		13,110	13,869
Equity investments | Level 2
Financial instruments
Fair value of financial assets		41,084	126,858
Equity investments | Level 3
Financial instruments
Fair value of financial assets		183,054
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		186,273	106,350
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		50,975	34,377
Debt securities
Financial instruments
Carrying amount of financial assets		369,821	334,035
Debt securities | Level 1
Financial instruments
Fair value of financial assets		365,170	329,821
Debt securities | Level 2
Financial instruments
Fair value of financial assets		4,651	4,214
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets		107,988	83,213
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		261,833	250,822
Other financial assets
Financial instruments
Carrying amount of financial assets		253,004	251,963
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		141,355	144,838
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets		€ 111,649	€ 107,125